Microvision, Inc.
19910 North Creek Parkway
Bothell, Washington    98011-3008

April 27, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K/A Amendment No. 2 for the year ended December 31, 2004.

Sincerely,

Catherine Ruoff
Senior Finance Administrator